Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 53,371	$ 62,786
Accounts receivable, net	411,501	419,212
Prepaid expenses and other current assets	59,299	61,946
TOTAL CURRENT ASSETS	524,171	543,944
NON-CURRENT ASSETS:
Property and equipment, net	546,378	546,447
Operating lease right-of-use assets	0	0
Patents, net	138,850	151,607
Other assets, net	121,358	125,932
TOTAL NON-CURRENT ASSETS	806,586	823,986
TOTAL ASSETS	1,330,757	1,367,930
CURRENT LIABILITIES:
Accounts payable and accrued expenses	18,750,071	18,643,326
Notes payable, current	83,133	181,000
Derivative liability	263,667	316,009
Loan payable, current	359,778	359,805
Loan payable, related party	364,462	365,622
Secured debenture, current	269,438	273,225
Operating lease liabilities - current	0	0
Other current liabilities	126,063	126,063
TOTAL CURRENT LIABILITIES	20,216,611	20,265,141
NON-CURRENT LIABILITIES:
Secured debenture	275,950	341,532
Loan payable	184,410	281,416
TOTAL NON-CURRENT LIABILITIES	460,360	622,948
TOTAL LIABILITIES	20,676,971	20,888,089
Commitments and contingencies
STOCKHOLDERS' DEFICIT:
Common stock, par value $0.0001, 20,000,000,000 shares authorized, 115,191,608 and 90,904,606 shares issued as of March 31, 2026 and December 31, 2025, respectively,	11,007	9,090
Treasury stock at cost, 500 shares at March 31, 2026 and December 31, 2025	(1,000)	(1,000)
Additional paid-in capital	54,166,083	53,898,122
Common Stock to be issued	1,880,918	1,950,123
Non-controlling interests	1,247,045	1,248,238
Accumulated other comprehensive income (loss)	(2,179,893)	(2,399,122)
Accumulated deficit	(74,471,258)	(74,226,493)
TOTAL STOCKHOLDERS' DEFICIT	(19,346,214)	(19,520,159)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,330,757	1,367,930
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, value	1	1
Series D Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, value	$ 883	$ 883